RELATED PARTY DISCLOSURES - Transactions with Related Parties (Details) - SMP - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Purchases from	$ 13	$ 13	$ 23	$ 27
Other transactions with	$ 10	$ 12	$ 23	$ 22